EMPLOYEE COSTS AND PURCHASE OF GOODS AND SERVICES (Tables)	12 Months Ended
Dec. 31, 2017
EMPLOYEE COSTS AND PURCHASE OF GOODS AND SERVICES
Schedule of employee costs and purchase of goods and services

	2017	2016	2015

Employee costs	$893.6	$891.2	$871.0
Less employee costs capitalized to property, plant and equipment and to intangible assets	(187.4)	(183.3)	(176.6)

	706.2	707.9	694.4
Purchase of goods and services:
Royalties, rights and creation costs	677.9	701.9	729.3
Cost of products sold	373.7	352.4	318.0
Service contracts	172.3	168.7	159.7
Marketing, circulation and distribution expenses	108.9	113.8	112.3
Building expenses	99.5	92.5	84.2
Other	388.5	381.6	352.1

	1,820.8	1,810.9	1,755.6

	$2,527.0	$2,518.8	$2,450.0